Financial Assets at Fair Value through Other Comprehensive Income Noncurrent	12 Months Ended
Dec. 31, 2021
Noncurrent Financial Assets At Fair Value Through Other Comprehensive Income [Abstract]
Financial Assets at Fair Value through Other Comprehensive Income Noncurrent
9.	FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME - NONCURRENT

	December 31
	2020	2021
	NT$	NT$
	(In Millions)
Domestic investments
Listed stocks	$2,754	$459
Non-listed stocks	4,325	3,030
Foreign investments
Non-listed stocks	114	127
	$7,193	$3,616

The Company holds the above foreign and domestic stocks for medium to long-term strategic purposes and expects to profit from long-term investment.  Accordingly, the management elected to designate these investments in equity instruments at FVOCI as they believe that recognizing short-term fair value fluctuations of these investments in profit or loss is not consistent with the Company’s strategy of holding these investments for long-term purposes.

The Company holds Powtec Electro Chemical Corporation (“Powtec”) as financial assets at FVOCI.  The Board of Directors of Powtec resolved in February 2020 to file a petition with court for the declaration of its bankruptcy which was adjudged by the court in April 2020.  The Company evaluated and determined the fair value of such investment was nil after its declaration of bankruptcy and recognized related loss in the consolidated statements of comprehensive income for the year ended December 31, 2019.

The Company disposed of its investment in China Airlines, Ltd. starting from December 2020 and sold all its shares by February 2021.  The total fair value of the disposed investment were $568 million and $2,636 million in 2020 and 2021, respectively.  The Company disposed of its investments in UUPON Inc. (UUPON) and Cotech Engineering Fuzhou Corp. in October and December 2021 and the fair value of the disposed investment were $1 million and $4 million, respectively.

CHI obtained significant influence over AgriTalk Technology Inc. (“ATT”) and Imedtac Co., Ltd. (“IME”) in July 2021 and August 2021, respectively.  Therefore, the aforementioned investments were reclassified from financial asset at FVOCI to associates at fair value of $19 million and $45 million, respectively. (Please refer to Note 15 (a)).

The related unrealized gain on financial assets at FVOCI of $17 million and $60 million were transferred from other equity to retained earnings upon the aforementioned disposals in 2020 and 2021, respectively.

CHI participated in the private placement of PChome Online Inc. in the amount of $200 million in October 2021.

The Company recognized dividend income of $296 million and $246 million for the years ended December 31, 2019 and 2020, respectively, from the investments still held on December 31, 2019 and 2020.

The Company recognized dividend income of $154.0 million for the year ended December 31, 2021, from the investments still held on December 31, 2021, of which $153.9 million was from the outstanding investments on December 31, 2021.